Document and Entity Information	12 Months Ended
Dec. 31, 2016 shares
Entity Registrant Name	GDS Holdings Ltd
Entity Central Index Key	0001526125
Document Type	20-F
Document Period End Date	Dec. 31, 2016
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	FY
Class A
Entity Common Stock, Shares Outstanding	692,418,707
Class B
Entity Common Stock, Shares Outstanding	67,590,336